Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,112,736
Proposed Maximum Offering Price per Unit	3.5550
Maximum Aggregate Offering Price	$ 7,510,776.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,037.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Tigo Energy, Inc. (the “Company” or the “Registrant”) that may become issuable under the terms of the Company’s 2023 Incentive Plan (the “2023 Incentive Plan”) by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low selling prices of the Common Stock on March 13, 2026, as reported on the Nasdaq Stock Market LLC.

Represents additional shares reserved for issuance authorized as of January 1, 2026 under the evergreen provision of the 2023 Incentive Plan.